Business Combinations (Tables)	3 Months Ended
Mar. 31, 2015
MediMedia Pharma Solutions
Summary of Estimates of Fair Values of Assets Acquired and Liabilities Assumed
The following table summarizes the Company’s provisional estimates of the fair values of the assets acquired and liabilities assumed:

February 27
2015
(in thousands)
Property, plant and equipment	$829
Goodwill*	115,037
Accounts receivable	9,955
Prepayments and other current assets	621
Accounts payable	(749)
Payments on account	(4,186)
Other liabilities	(16,405)

Net assets acquired	$105,102

Cash consideration	$120,000
Adjustments to cash consideration **	(11,574)
Working capital adjustment	(3,324)
Net purchase consideration	$105,102

*Goodwill represents the acquisition of an established workforce with experience in the provision of strategic payer-validated market access solutions while the acquisition of Complete Healthcare Communications comprises an established workforce with significant communication experience working with medical affairs, commercial and brand development teams within the life science industry.
** Adjustments to cash consideration represents certain one-time liabilities at the acquisition date which have subsequently been repaid.

Aptiv Solutions
Summary of Estimates of Fair Values of Assets Acquired and Liabilities Assumed
The following table summarizes the preliminary estimated fair values of the assets acquired and the liabilities assumed:

May 7
2014
(in thousands)
Property, plant and equipment	$6,924
Goodwill*	125,627
Intangible asset – customer relationships	21,400
Intangible asset – order backlog	7,900
Cash and cash equivalents	3,484
Accounts receivable	25,091
Unbilled revenue	21,154
Prepayments and other current assets	4,180
Non-current assets	2,911
Accounts payable	(9,565)
Other liabilities	(29,782)
Payments on account	(31,094)
Non-current other liabilities	(11,303)
Loan notes payable **	(17,790)

Net assets acquired	$119,137

Cash consideration	$143,500
Adjustments to cash consideration***	(22,399)
Working capital adjustment	(1,964)
Net purchase consideration	$119,137

* Goodwill represents the acquisition of an established workforce with experience in clinical trial consulting and regulatory support for the development of drugs, medical devices and diagnostics, with a specific focus on strategy to increase efficiency and productivity in product development. Goodwill related to the US portion of the business acquired is tax deductible.
** Adjustments to cash consideration represent certain one-time liabilities (including loan notes) identified at the acquisition date which have subsequently been repaid.